UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-8721

Name of Fund:  Merrill Lynch Global Technology Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments


Merrill Lynch Global Technology Fund, Inc.

Schedule of Investments as of June 30, 2005                                                                     (in U.S. dollars)

                                                             Shares
Country                 Industry*                              Held    Common Stocks                                    Value
Canada - 2.4%           Electronic Equipment &              218,800    Celestica, Inc. (d)                        $     2,931,920
                        Instruments - 0.9%

                        Semiconductors & Semiconductor      417,000    ATI Technologies, Inc. (d)                       4,941,450
                        Equipment - 1.5%

                                                                       Total Common Stocks in Canada                    7,873,370


Cayman Islands - 0.9%   Household Durables - 0.9%            71,000    Garmin Ltd.                                      3,035,250

                                                                       Total Common Stocks in the Cayman Islands        3,035,250


Channel Islands - 0.7%  Software - 0.7%                      86,000    Amdocs Ltd. (d)                                 2,272,980

                                                                       Total Common Stocks in the Channel Islands       2,272,980


China - 1.0%            Computers & Peripherals - 1.0%   10,740,000    Lenovo Group Ltd.                                3,177,801

                                                                       Total Common Stocks in China                     3,177,801


Finland - 0.7%          Communications Equipment - 0.7%     137,800    Nokia Oyj (c)                                    2,292,992

                                                                       Total Common Stocks in Finland                   2,292,992


India - 0.7%            IT Services - 0.7%                   27,400    Infosys Technologies Ltd.                        2,122,678

                                                                       Total Common Stocks in India                     2,122,678


Israel - 1.4%           Electronic Equipment &              136,900    Orbotech, Ltd. (d)                               2,941,981
                        Instruments - 0.9%

                        Internet Software & Services- 0.5%   82,300    Aladdin Knowledge Systems (d)                    1,690,442

                                                                       Total Common Stocks in Israel                    4,632,423


Singapore - 0.5%        Electronic Equipment &              115,700    Flextronics International Ltd. (d)               1,528,397
                        Instruments - 0.5%

                                                                       Total Common Stocks in Singapore                 1,528,397


South Korea - 1.6%      Semiconductors & Semiconductor       10,900    Samsung Electronics Co., Ltd.                    5,210,063
                        Equipment - 1.6%

                                                                       Total Common Stocks in South Korea               5,210,063


Taiwan - 1.1%           Electronic Equipment &              111,800    AU Optronics Corp. (c)                           1,893,892
                        Instruments - 0.6%

                        Semiconductors & Semiconductor      426,500    United Microelectronics Corp. (b)(c)(d)          1,752,915
                        Equipment - 0.5%

                                                                       Total Common Stocks in Taiwan                    3,646,807


United States - 87.2%   Commercial Services &               337,900    Monster Worldwide, Inc. (d)                      9,690,972
                        Supplies - 3.0%

                        Communications Equipment - 13.2%    299,900    Avaya, Inc. (d)                                  2,495,168
                                                            732,700    Cisco Systems, Inc. (d)                         14,001,897
                                                            372,500    Ditech Communications Corp. (b)(d)               2,417,525
                                                            507,200    Extreme Networks (d)                             2,079,520
                                                            256,200    Juniper Networks, Inc. (b)(d)                    6,451,116
                                                            316,000    Motorola, Inc.                                   5,770,160
                                                             96,900    Plantronics, Inc.                                3,523,284
                                                            181,300    Qualcomm, Inc.                                   5,984,713
                                                                                                                  ---------------
                                                                                                                       42,723,383

                        Computers & Peripherals - 13.3%      57,400    Avid Technology, Inc. (d)                        3,058,272
                                                            129,900    Dell, Inc. (d)                                   5,132,349
                                                            366,100    Dot Hill Systems Corp. (d)                       1,918,364
                                                            587,800    EMC Corp. (d)                                    8,058,738
                                                          1,028,600    Gateway, Inc. (d)                                3,394,380
                                                            104,100    International Business Machines Corp.            7,724,220
                                                             30,000    Lexmark International, Inc. Class A (d)          1,944,900
                                                             89,100    Network Appliance, Inc. (d)                      2,518,857
                                                            231,600    Novatel Wireless, Inc. (d)                       2,888,052
                                                             99,100    PalmOne, Inc. (b)(d)                             2,950,207
                                                            158,500    Rackable Systems, Inc. (d)                       1,902,000
                                                             60,000    Sandisk Corp. (d)                                1,423,800
                                                                                                                  ---------------
                                                                                                                       42,914,139

                        Electronic Equipment &              101,800    CDW Corp.                                        5,811,762
                        Instruments - 4.6%                   78,596    Cogent, Inc. (d)                                 2,243,916
                                                            110,300    Merix Corp. (d)                                    645,255
                                                            177,600    Photon Dynamics, Inc. (d)                        3,660,336
                                                             71,400    Tech Data Corp. (d)                              2,613,954
                                                                                                                  ---------------
                                                                                                                       14,975,223

                        IT Services - 6.0%                   85,700    Automatic Data Processing, Inc.                  3,596,829
                                                             32,700    Euronet Worldwide, Inc. (d)                        950,589
                                                             38,100    Kanbay International, Inc. (d)                     880,491
                                                            428,600    Paychex, Inc.                                   13,946,644
                                                                                                                  ---------------
                                                                                                                       19,374,553

                        Internet & Catalog Retail - 5.1%    384,400    eBay, Inc. (d)                                  12,689,044
                                                            152,500    IAC/InterActiveCorp (b)(d)                       3,667,625
                                                                                                                  ---------------
                                                                                                                       16,356,669

                        Internet Software &                  37,300    Digital River, Inc. (d)                          1,184,275
                        Services - 7.7%                     199,000    Greenfield Online, Inc. (d)                      2,417,850
                                                            133,500    Infospace, Inc. (d)                              4,396,155
                                                            412,300    Interwoven, Inc. (d)                             3,104,619
                                                            606,700    RealNetworks, Inc. (b)(d)                        3,015,299
                                                            661,250    SupportSoft, Inc. (d)                            3,431,887
                                                            117,900    VeriSign, Inc. (d)                               3,390,804
                                                            108,400    Yahoo!, Inc. (d)                                 3,756,060
                                                                                                                  ---------------
                                                                                                                       24,696,949

                        Media - 2.3%                        641,400    Sirius Satellite Radio, Inc. (b)(d)              4,156,272
                                                            100,800    XM Satellite Radio Holdings, Inc.
                                                                       Class A (b)(d)                                   3,392,928
                                                                                                                  ---------------
                                                                                                                        7,549,200

                        Semiconductors & Semiconductor      557,200    Amkor Technology, Inc. (b)(d)                    2,507,400
                        Equipment - 16.1%                   363,200    Applied Micro Circuits Corp. (d)                   929,792
                                                            291,200    Atheros Communications Inc. (d)                  2,347,072
                                                             45,100    Broadcom Corp. Class A (d)                       1,601,501
                                                            143,100    Formfactor, Inc. (d)                             3,780,702
                                                            175,100    Integrated Circuit Systems, Inc. (d)             3,614,064
                                                            331,300    Intel Corp.                                      8,633,678
                                                            135,000    Intersil Corp. Class A (b)                       2,533,950
                                                            242,200    Maxim Integrated Products, Inc.                  9,254,462
                                                            371,300    Micron Technology, Inc. (b)(d)                   3,790,973
                                                            646,300    RF Micro Devices, Inc. (d)                       3,509,409
                                                            162,900    Texas Instruments, Inc.                          4,572,603
                                                            186,500    Xilinx, Inc.                                     4,755,750
                                                                                                                  ---------------
                                                                                                                       51,831,356

                        Software - 15.9%                    114,400    Altiris, Inc. (d)                                1,679,392
                                                             31,100    Electronic Arts, Inc. (d)                        1,760,571
                                                            557,900    Microsoft Corp.                                 13,858,236
                                                            122,500    NAVTEQ Corp. (d)                                 4,554,550
                                                            109,300    NetIQ Corp. (d)                                  1,240,555
                                                            716,600    Oracle Corp. (d)                                 9,459,120
                                                            638,800    Symantec Corp. (b)(d)                           13,887,512
                                                             97,200    Synopsys, Inc. (d)                               1,620,324
                                                            345,900    TIBCO Software, Inc. (d)                         2,262,186
                                                            110,100    Verity, Inc. (d)                                   965,577
                                                                                                                  ---------------
                                                                                                                       51,288,023

                                                                       Total Common Stocks in the United States       281,400,467

                                                                       Total Common Stocks
                                                                       (Cost - $336,726,383) - 98.2%                  317,193,228


                                                               Face
                                                             Amount    U.S. Government Obligations (f)

                                                       $  3,021,000    U.S. Treasury Bills, 3.04% due 9/08/2005         3,003,638

                                                                       Total U.S. Government Obligations
                                                                       (Cost - $3,003,958) - 0.9%                       3,003,638


                                                         Beneficial
                                                           Interest    Short-Term Securities
                                                       $  7,137,057    Merrill Lynch Liquidity Series, LLC Cash
                                                                       Sweep Series I (a)                               7,137,057
                                                         32,855,655    Merrill Lynch Liquidity Series, LLC Money
                                                                       Market Series (a)(e)                            32,855,655

                                                                       Total Short-Term Securities
                                                                       (Cost - $39,992,712) - 12.4%                    39,992,712


                                                          Number of
                                                          Contracts    Options Purchased
                        Put Options Purchased - 0.1%          1,250    Intel Corp., expiring October 2005 at
                                                                       USD 25, Broker Citigroup Global Markets             93,750
                                                              1,325    Intel Corp., expiring October 2005 at
                                                                       USD 25, Broker UBS Securities                       99,375
                                                                500    Western Digital Corp, expiring July 2005
                                                                       at USD 12.50, Broker Citigroup Global Markets        5,000
                                                              1,380    Western Digital Corp, expiring July 2005
                                                                       at USD 12.50, Broker UBS Securities                 13,800
                                                              1,000    Western Digital Corp, expiring August 2005
                                                                       at USD 12.50, Broker Deutsche Banc                  45,000

                                                                       Total Options Purchased
                                                                       (Premiums Paid - $367,769) - 0.1%                  256,925

                                                                       Total Investments
                                                                       (Cost - $380,090,822**) - 111.6%               360,446,503
                                                                       Liabilities in Excess of Other
                                                                       Assets - (11.6%)                              (37,580,208)
                                                                                                                  ---------------
                                                                       Net Assets - 100.0%                        $   322,866,295
                                                                                                                  ===============

*   For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management.  This definition may not apply for purposes for this report, which may combine such industry sub-classifications for reporting ease.

**  The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                       $      381,431,810
                                                         ==================
    Gross unrealized appreciation                        $        9,825,147
    Gross unrealized depreciation                              (30,810,454)
                                                         ------------------
    Net unrealized depreciation                          $     (20,985,307)
                                                         ==================

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

    Affiliate                               Net Activity    Interest Income

    Merrill Lynch Liquidity Series,
         LLC Cash Sweep Series I         $     6,664,493          $  11,701
    Merrill Lynch Liquidity Series,
         LLC Money Market Series         $  (40,548,545)          $  30,090

(b) Security, or a portion of security, is on loan.


(c) Depositary Receipts.

(d) Non-income producing security.

(e) Security was purchased with the cash proceeds from securities loans.

(f) U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

    Short sales entered into as of June 30, 2005 were as follows:

    Shares Held                       Issue                           Value

       190,000                  Informatica Corp.          $    (1,594,100)
                                                           ----------------
    Total (Proceeds - $1,641,936)                          $    (1,594,100)
                                                           ================


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Technology Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       Merrill Lynch Global Technology Fund, Inc.


Date: August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Technology Fund, Inc.


Date: August 19, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Technology Fund, Inc.


Date: August 19, 2005